Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
	(Audited)	(Unaudited)
Accounts receivable	$86,384	$83,169
Allowance for credit losses	(26,617)	(26,850)
Accounts receivable, net	$59,767	$56,319

The Group recognized credit losses of $6,278 for the six months ended June 30, 2025 and reversed credit losses of $576 for the six months ended June 30, 2026.

The movement of allowance for credit losses for the six months ended June 30, 2025 and 2026 were as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	$21,862	$26,617
Additions	6,278	-
Decrease	-	(576)
Foreign currency translation	491	809
Balance at the end of the period	$28,631	$26,850